Earnings Per Share - Calculation of Basic Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share
Profit for the year attributable to shareholders of the Parent	€ 662,700	€ 545,456	€ 532,145
Weighted average number of ordinary shares outstanding (in shares)	684,197,276	683,225,815	683,549,316
Basic earnings per share (in Euros per share)	€ 0.97	€ 0.80	€ 0.78